Note 22 - Disclosures About Fair Value of Financial Instruments	12 Months Ended
Dec. 31, 2020
Notes to Financial Statements
Fair Value Disclosures [Text Block]
(22)	Disclosures About Fair Value of Financial Instruments

Fair Value of Financial Instruments

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), which defines fair value, establishes a framework for measuring fair value in U.S. GAAP and expands disclosures about fair value measurements. The definition of fair value focuses on the exit price, i.e., the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, not the entry price, i.e., the price that would be paid to acquire the asset or received to assume the liability at the measurement date. The statement emphasizes that fair value is a market-based measurement; not an entity-specific measurement. Therefore, the fair value measurement should be determined based on the assumptions that market participants would use in pricing the asset or liability.

Valuation Hierarchy

FASB ASC 820 establishes a three-level valuation hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

•	Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets

•

Level 2 - inputs to the valuation methodology include all prices for similar assets and liabilities in active markets, and inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the financial instrument.

•	Level 3 - inputs to the valuation methodology that are unobservable and significant to the fair value measurement.

A financial instrument’s categorization within the valuation hierarchy is based upon the lowest level of input that is significant to the fair value measurement. Following is a description of the valuation methodologies used for assets and liabilities measured at fair value, as well as the general classification of such assets and liabilities pursuant to the valuation hierarchy.

Asset

Securities available-for-sale - Where quoted prices are available for identical securities in an active market, securities are classified within Level 1 of the valuation hierarchy. Level 1 securities include highly liquid government securities and certain other financial products. If quoted market prices are not available, then fair values are estimated by using pricing models that use observable inputs or quoted prices of securities with similar characteristics and are classified within Level 2 of the valuation hierarchy. In certain cases where there is limited activity or less transparency around inputs to the valuation and more complex pricing models or discounted cash flows are used, securities are classified within Level 3 of the valuation hierarchy. From time to time, we will validate prices supplied by our third party vendor by comparison to prices obtained from third parties.

Hedged Loans - The fair value of our hedged loan portfolio is intended to approximate the fair value that a market participant would realize in a hypothetical orderly transaction.

Impaired loans - A loan is considered to be impaired when it is probable the Company will be unable to collect all principal and interest payments due in accordance with the contractual terms of the loan agreement. Impaired loans are measured based on the present value of expected payments using the loan’s original effective rate as the discount rate, the loan’s observable market price, or the fair value of the collateral less selling costs if the loan is collateral dependent. If the recorded investment in the impaired loan exceeds the measure of fair value, a valuation allowance may be established as a component of the allowance for loan losses or the expense is recognized as a charge-off. Impaired loans are classified within Level 3 of the hierarchy due to the unobservable inputs used in determining their fair value such as collateral values and the borrower’s underlying financial condition.

Other real estate owned - Other real estate owned (“OREO”) represents real estate foreclosed upon by the Company through loan defaults by customers or acquired in lieu of foreclosure. Upon acquisition, the property is recorded at the lower of cost or fair value, based on appraised value, less selling costs estimated as of the date acquired with any loss recognized as a charge-off through the allowance for loan losses. Additional OREO losses for subsequent valuation downward adjustments are determined on a specific property basis and are included as a component of noninterest expense along with holding costs. Any gains or losses realized at the time of disposal are also reflected in noninterest income. OREO is included in Level 3 of the valuation hierarchy due to the lack of observable market inputs into the determination of fair value. Appraisal values are property-specific and sensitive to the changes in the overall economic environment.

Bank Owned Life Insurance - The cash surrender value of bank owned life insurance policies is carried at fair value. The Company uses financial information received from insurance carriers indicating the performance of the insurance policies and cash surrender values in determining the carrying value of life insurance. The Company reflects these assets within Level 3 of the valuation hierarchy due to the unobservable inputs included in the valuation of these items. The Company does not consider the fair values of these policies to be materially sensitive to changes in these unobservable inputs.

Mortgage loans held for sale - Mortgage loans held for sale are carried at fair value. The fair value of mortgage loans held for sale is determined using quoted prices for similar assets, adjusted for specific attributes of that loan and mortgage loans held for sale are included in Level 2 of the valuation hierarchy.

Derivatives - The fair values of derivatives are based on valuation models using observable market data as of the measurement date (Level 2).

The following tables present the financial instruments carried at fair value as of  December 31, 2020 and December 31, 2019, by caption on the consolidated balance sheet and by FASB ASC 820 valuation hierarchy (as described above) (in thousands):

	Measured on a Recurring Basis
	Total Carrying Value in the Consolidated Balance Sheet	Quoted Market Prices in an Active Market (Level 1)	Models with Significant Observable Market Parameters (Level 2)	Models with Significant Unobservable Market Parameters (Level 3)
December 31, 2020
Hedged Loans	$29,417	—	29,417	—
Investment securities available-for-sale:
U.S. Government sponsored enterprises	125,905	—	125,905	—
Mortgage-backed securities	263,790	—	263,790	—
Asset-backed securities	36,957	—	36,957	—
Corporate bonds	2,600	—	2,600	—
State and municipal securities	151,291	—	151,291	—
Total investment securities available-for-sale	580,543	—	580,543	—
Mortgage loans held for sale	19,474	—	19,474	—
Derivatives	714	—	714	—
Bank owned life insurance	35,197	—	—	35,197
Total assets	$665,345	---	630,148	35,197

Derivatives	$208	—	208	—
Total liabilities	$208	—	208	—

	Measured on a Recurring Basis
	Total Carrying Value in the Consolidated Balance Sheet	Quoted Market Prices in an Active Market (Level 1)	Models with Significant Observable Market Parameters (Level 2)	Models with Significant Unobservable Market Parameters (Level 3)
December 31, 2019
Hedged Loans	$—	—	—	—
Investment securities available-for-sale:
U.S. Government sponsored enterprises	59,579	—	59,579	—
Mortgage-backed securities	267,313	—	267,313	—
Asset-backed securities	27,229	—	27,229	—
Corporate bonds	—	—	—	—
State and municipal securities	67,024	—	67,024	—
Total investment securities available-for-sale	421,145	—	421,145	—
Mortgage loans held for sale	18,179	—	18,179	—
Derivatives	328	—	328	—
Bank owned life insurance	31,762	—	—	31,762
Total assets	$471,414	---	439,652	31,762

Derivatives	$23	—	23	—
Total liabilities	$23	—	23	—

	Measured on a Non-Recurring Basis
	Total Carrying Value in the Consolidated Balance Sheet	Quoted Market Prices in an Active Market (Level 1)	Models with Significant Observable Market Parameters (Level 2)	Models with Significant Unobservable Market Parameters (Level 3)
December 31, 2020
Other real estate owned	$—	—	—	—
Impaired loans, net (¹)	2,635	—	—	2,635
Total	$2,635	—	—	2,635
December 31, 2019
Other real estate owned	$697	—	—	697
Impaired loans, net (¹)	3,916	—	—	3,916
Total	$4,613	—	—	4,613

(1)	Amount is net of a valuation allowance of $742,000 at December 31, 2020 and $1,136,000 at December 31, 2019 as required by ASC 310, “Receivables.”

The following table presents additional quantitative information about assets measured at fair value on a nonrecurring basis and for which we have utilized Level 3 inputs to determine fair value at  December 31, 2020 and 2019:

	Valuation Techniques (2)	Significant Unobservable Inputs	Range (Weighted Average)
Impaired loans	Appraisal	Estimated costs to sell	10%
Other real estate owned	Appraisal	Estimated costs to sell	10%

(2) The fair value is generally determined through independent appraisals of the underlying collateral, which may include Level 3 inputs that are not identifiable, or by using the discounted cash flow method if the loan is not collateral dependent.

In the case of its investment securities portfolio, the Company monitors the valuation technique utilized by various pricing agencies to ascertain when transfers between levels have been affected. The nature of the remaining assets and liabilities is such that transfers in and out of any level are expected to be rare. For the twelve months ended December 31, 2020, there were no transfers between Levels 1, 2 or 3.

The table below includes a rollforward of the balance sheet amounts for the year ended  December 31, 2020 and 2019 (including the change in fair value) for financial instruments classified by the Company within Level 3 of the valuation hierarchy for assets and liabilities measured at fair value on a recurring basis. When a determination is made to classify a financial instrument within Level 3 of the valuation hierarchy, the determination is based upon the significance of the unobservable factors to the overall fair value measurement. However, since Level 3 financial instruments typically include, in addition to the unobservable or Level 3 components, observable components (that is, components that are actively quoted and can be validated to external sources), the gains and losses in the table below include changes in fair value due in part to observable factors that are part of the valuation methodology (in thousands):

	For the Year Ended December 31,
	2020	2019
	Other Assets	Other Assets
Fair value, January 1	$31,762	$30,952
Total realized gains included in income	823	810
Change in unrealized gains/losses included in other comprehensive income for assets and liabilities still held at December 31	—	—
Purchases, issuances and settlements, net	2,612	—
Transfers out of Level 3	—	—
Fair value, December 31	$35,197	$31,762
Total realized gains included in income related to financial assets and liabilities still on the consolidated balance sheet at December 31	$823	$810

The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments that are not measured at fair value. In cases where quoted market prices are not available, fair values are based on estimates using discounted cash flow models. Those models are significantly affected by the assumptions used, including the discount rates, estimates of future cash flows and borrower creditworthiness. The fair value estimates presented herein are based on pertinent information available to management as of  December 31, 2020 and December 31, 2019. Such amounts have not been revalued for purposes of these consolidated financial statements since those dates and, therefore, current estimates of fair value may differ significantly from the amounts presented herein.

Cash and cash equivalents - The carrying amounts of cash and short-term instruments approximate fair values and are classified as Level 1.

Loans - The fair value of our loan portfolio includes a credit risk factor in the determination of the fair value of our loans. This credit risk assumption is intended to approximate the fair value that a market participant would realize in a hypothetical orderly transaction. Our loan portfolio is initially fair valued using a segmented approach. We divide our loan portfolio into the following categories: variable rate loans, impaired loans and all other loans. The results are then adjusted to account for credit risk.

For variable-rate loans that reprice frequently and have no significant change in credit risk, fair values approximate carrying values. Fair values for impaired loans are estimated using discounted cash flow models or based on the fair value of the underlying collateral. For other loans, fair values are estimated using discounted cash flow models, using current market interest rates offered for loans with similar terms to borrowers of similar credit quality. The values derived from the discounted cash flow approach for each of the above portfolios are then further discounted to incorporate credit risk to determine the exit price.

Deposits and Federal Home Loan Bank advances - Fair values for deposits are estimated using discounted cash flow models, using current market interest rates offered on deposits with similar remaining maturities.

Restricted equity securities - It is not practical to determine the fair value of Federal Home Loan Bank or Federal Reserve Bank stock due to restrictions placed on its transferability.

Accrued interest receivable/payable - The carrying amounts of accrued interest approximate fair value resulting in a Level 1, Level 2 or Level 3 classification based on the asset/liability with which they are associated.

Off-balance sheet instruments - The fair values of the Company’s off-balance-sheet financial instruments are based on fees charged to enter into similar agreements. However, commitments to extend credit do not represent a significant value to the Company until such commitments are funded.

The following table presents the carrying amounts, estimated fair value and placement in the fair value hierarchy of the Company’s financial instruments at  December 31, 2020 and December 31, 2019. This table excludes financial instruments for which the carrying amount approximates fair value. For short-term financial assets such as cash and cash equivalents, the carrying amount is a reasonable estimate of fair value due to the relatively short time between the origination of the instrument and its expected realization.

(in Thousands)	Carrying/Notional Amount	Estimated Fair Value (¹)	Quoted Market Prices in an Active Market (Level 1)	Models with Significant Observable Market Parameters (Level 2)	Models with Significant Unobservable Market Parameters (Level 3)
December 31, 2020
Financial assets:
Cash and cash equivalents	$338,856	338,856	338,856	—	—
Loans, net	2,282,766	2,302,530	—	—	2,302,530
Restricted equity securities	5,089	NA	NA	NA	NA
Accrued interest receivable	7,516	7,516	1	2,210	5,305
Financial liabilities:
Deposits	2,960,595	2,796,339	—	—	2,796,339
Federal Home Loan Bank borrowings	3,638	3,755	—	—	3,755
Accrued interest payable	3,051	3,051	—	—	3,051

December 31, 2019
Financial assets:
Cash and cash equivalents	$159,770	159,770	159,770	—	—
Loans, net	2,057,175	2,053,212	—	—	2,053,212
Restricted equity securities	4,680	NA	NA	NA	NA
Accrued interest receivable	5,945	5,945	5	1,647	4,293
Financial liabilities:
Deposits	2,417,605	2,210,038	—	—	2,210,038
Federal Home Loan Bank borrowings	23,613	23,860	—	—	23,860
Accrued interest payable	3,814	3,814	—	—	3,814

(1)

Estimated fair values are consistent with an exit-price concept. The assumptions used to estimate the fair values are intended to approximate those that a market-participant would realize in a hypothetical orderly transaction.